Basis of preparation	3 Months Ended
Mar. 31, 2019
Basis of preparation [Abstract]
Basis of preparation
Note 2. - Basis of preparation

The accompanying consolidated condensed interim financial statements represent the consolidated results of the Company and its subsidiaries.

The company´s annual consolidated financial statements as of December 31, 2018, were approved by the Board of Directors on February 26, 2019.

These consolidated condensed interim financial statements are presented in accordance with International Accounting Standards (“IAS”) 34, “Interim Financial Reporting”. In accordance with IAS 34, interim financial information is prepared solely in order to update the most recent annual consolidated financial statements prepared by the Company, placing emphasis on new activities, occurrences and circumstances that have taken place during the three-month period ended March 31, 2019 and not duplicating the information previously published in the annual consolidated financial statements for the year ended December 31, 2018. Therefore, the consolidated condensed interim financial statements do not include all the information that would be required in a complete set of consolidated financial statements prepared in accordance with the IFRS-IASB (“International Financial Reporting Standards-International Accounting Standards Board”). In view of the above, for an adequate understanding of the information, these consolidated condensed interim financial statements must be read together with Atlantica’s consolidated financial statements for the year ended December 31, 2018 included in the 2018 20-F.

In determining the information to be disclosed in the notes to the consolidated condensed interim financial statements, Atlantica, in accordance with IAS 34, has taken into account its materiality in relation to the consolidated condensed interim financial statements.

The consolidated condensed interim financial statements are presented in U.S. dollars, which is the Company’s functional and presentation currency. Amounts included in these consolidated condensed interim financial statements are all expressed in thousands of U.S. dollars, unless otherwise indicated.

These consolidated condensed interim financial statements were approved by the Board of Directors of the Company on May 7, 2019.

Application of new accounting standards

a)  Standards, interpretations and amendments effective from January 1, 2019 under IFRS-IASB, applied by the Company in the preparation of these condensed interim financial statements:
·
IFRS 9 (Amendments to IFRS 9): Prepayment Features with Negative Compensation. This Standard is applicable for annual periods beginning on or after January 1, 2019 under IFRS-IASB, earlier application is permitted.

·
IAS 19 (Amendments to IAS 19): Plan Amendment, Curtailment or Settlement. This amendment is mandatory for annual periods beginning on or after January 1, 2019 under IFRS-IASB, earlier application is permitted.

·	IFRIC 23: Uncertainty over Income Tax Treatments. This Standard is applicable for annual periods beginning on or after January 1, 2019 under IFRS-IASB.
·
IAS 28 (Amendment). Long-term Interests in Associates and Joint Ventures. This amendment is mandatory for annual periods beginning on or after January 1, 2019 under IFRS-IASB, earlier application is permitted.

·
Amendments resulting from Annual Improvements 2015–2017 Cycle (remeasurement of previously held interest). This amendment is mandatory for annual periods beginning on or after January 1, 2019 under IFRS-IASB,

The applications of these amendments have not had any material impact on these condensed interim financial statements.

b) Standards, interpretations and amendments published by the IASB that will be effective for periods beginning on or after January 1, 2020:
·	IFRS 17 ‘Insurance Contracts’. This Standard is applicable for annual periods beginning on or after January 1, 2021 under IFRS-IASB, earlier application is permitted.
·	IFRS 3 (Amendment). Definition of Business. This amendment is mandatory for annual periods beginning on or after January 1, 2020 under IFRS-IASB, earlier application is permitted.
·	IAS 1 and IAS 8 (Amendment). Definition of Material. This amendment is mandatory for annual periods beginning on or after January 1, 2020 under IFRS-IASB, earlier application is permitted.
·	Amendments to References to the Conceptual Frameworks in IFRS Standards. This Standard is applicable for annual periods beginning on or after January 1, 2020 under IFRS-IASB.

The Company does not anticipate any significant impact on the consolidated condensed financial statements derived from the application of the new standards and amendments that will be effective for annual periods beginning on or after January 1, 2020, although it is currently still in the process of evaluating such application.

Use of estimates

Some of the accounting policies applied require the application of significant judgment by management to select the appropriate assumptions to determine these estimates. These assumptions and estimates are based on the Company´s historical experience, advice from experienced consultants, forecasts and other circumstances and expectations as of the close of the financial period. The assessment is considered in relation to the global economic situation of the industries and regions where the Company operates, taking into account future development of our businesses. By their nature, these judgments are subject to an inherent degree of uncertainty; therefore, actual results could materially differ from the estimates and assumptions used. In such cases, the carrying values of assets and liabilities are adjusted.

The most critical accounting policies, which reflect significant management estimates and judgment to determine amounts in these consolidated condensed interim financial statements, are as follows:

•	Contracted concessional agreements.

•	Impairment of intangible assets and property, plant and equipment.

•	Assessment of control.

•	Derivative financial instruments and fair value estimates.

•	Income taxes and recoverable amount of deferred tax assets.

As of the date of preparation of these consolidated condensed interim financial statements, no relevant changes in the estimates made are anticipated and, therefore, no significant changes in the value of the assets and liabilities recognized at March 31, 2019 are expected.

Although these estimates and assumptions are being made using all available facts and circumstances, it is possible that future events may require management to amend such estimates and assumptions in future periods. Changes in accounting estimates are recognized prospectively, in accordance with IAS 8, in the consolidated income statement of the period in which the change occurs.